Segment reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment reporting
20.	Segment reporting

The Group’s long-lived assets and revenue are mainly located in and derived from the PRC. Starting in 2012, a relatively smaller portion of the Group’s long-lived assets and revenue are located in and derived from the United States. The Group considers that each of its individual property developments is a discrete operating segment. The Group has aggregated its segments on a provincial basis as property development projects undertaken within a province have similar expected economic characteristics, type of properties offered, customers and market and regulatory environment. The Group’s reportable operating segments are comprised of Henan Province, Shandong Province, Jiangsu Province, Sichuan Province, Beijing, Hainan Province, Hunan Province, Shaanxi Province, Shanghai, Tianjin, Xinjiang and Zhuhai in the PRC; and the United States.

Each geographic operating segment is principally engaged in the construction and development of residential real estate units. The “other” category relates to investment holdings, property management services, landscaping, engineering and management, real estate sale, purchase and lease activities. The accounting policies of the various segments are the same as those described in Note 2, “Summary of Significant Accounting Policies”.

The Group’s chief operating decision maker relies upon net sales, gross profit and net income when making decisions about allocating resources and assessing performance of the Group. Net sales for geographic segments are generally based on the location of the project development. Net income for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment. Capital expenditures for each segment includes cost for acquisition of subsidiaries, vehicles, fixtures and furniture and computer network equipment and accumulation of properties held for lease related to newly completed projects.

No single customer accounted for more than 10% of net sales for the years ended December 31, 2015, 2016 and 2017.

Summary information by operating segment is as follows:

December 31, 2015	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	251,681,188	186,222,554	371,469,943	36,372,298	166,775,534	3,534,278	42,191,276	70,058,447	4,631,258	1,530,000	-	1,134,466,776
Real estate lease income	4,484,591	202,892	-	-	-	-	-	-	-	-	1,885,780	6,573,263
Real estate management services income	-	-	-	-	-	-	-	-	-	-	21,611,201	21,611,201
Other revenue	1,396,463	30,659	308,026	80,142	318,271	8,157	2,332	-	1,333	-	(472,625)	1,672,758

Total revenue	257,562,242	186,456,105	371,777,969	36,452,440	167,093,805	3,542,435	42,193,608	70,058,447	4,632,591	1,530,000	23,024,356	1,164,323,998
Cost of real estate sales	(160,197,316)	(149,867,847)	(305,417,991)	(32,313,894)	(118,868,527)	(2,337,677)	(30,095,959)	(62,366,015)	(3,534,525)	(1,243,112)	-	(866,242,863)
Cost of real estate lease income	(2,202,367)	(285,974)	(1,416,157)	-	-	-	-	-	-	-	(51,824)	(3,956,322)
Cost of real estate management services	(18,161)	-	-	-	-	-	-	-	-	-	(19,424,698)	(19,442,859)
Other costs	178,610	(376,070)	(641,646)	(3,615)	(835,555)	(324)	-	-	(8,424)	-	(4,824)	(1,691,848)

Total cost of revenue	(162,239,234)	(150,529,891)	(307,475,794)	(32,317,509)	(119,704,082)	(2,338,001)	(30,095,959)	(62,366,015)	(3,542,949)	(1,243,112)	(19,481,346)	(891,333,892)
Gross profit	95,323,008	35,926,214	64,302,175	4,134,931	47,389,723	1,204,434	12,097,649	7,692,432	1,089,642	286,888	3,543,010	272,990,106
Operating expenses	(51,882,922)	(13,528,548)	(15,826,805)	(3,672,935)	(32,178,776)	(6,617,557)	(5,090,601)	(4,346,174)	(10,002,768)	(4,971,109)	(19,336,890)	(167,455,085)

Operating income/(loss)	43,440,086	22,397,666	48,475,370	461,996	15,210,947	(5,413,123)	7,007,048	3,346,258	(8,913,126)	(4,684,221)	(15,793,880)	105,535,021
Interest income	23,284,854	237,687	442,560	18,752	331,042	3,968	45,592	134,580	2,966	-	1,735	24,503,736
Interest expense	21,612,239	-	-	-	-	-	-	-	-	17,587,083	(59,480,738)	(20,281,416)
Net realized gain on short-term investments	-	-	-	-	-	-	-	-	-	-	603,078	603,078
Share of gain in an equity investee	2,234,635	-	-	-	-	-	-	-	-	-	-	2,234,635
Loss on extinguishment of debt	-	-	-	-	-	-	-	-	-	-	-	-
Exchange gains	403,286	-		-	-	-	-	-	-	-	-	403,286
Unrealized income on short-term investments	-	-	-	-	-	-	-	-	-	-	49,443	49,443
Other income	-	-	-	-	-	4,677,244	-	-	-	2,950	1,264,926	5,945,120

Income/(loss) before income taxes	90,975,100	22,635,353	48,917,930	480,748	15,541,989	(731,911)	7,052,640	3,480,838	(8,910,160)	12,905,812	(73,355,436)	118,992,903
Income tax benefit /(expense)	(16,234,099)	(9,901,175)	(32,061)	(1,344,687)	(13,479,368)	163,491	(5,634,909)	(1,259,900)	1,739,065	2,825,203	(9,352,878)	(52,511,318)

Net income/(loss)	74,741,001	12,734,178	48,885,869	(863,939)	2,062,621	(568,420)	1,417,731	2,220,938	(7,171,095)	15,731,015	(82,708,314)	66,481,585

Depreciation and amortization	5,569,343	400,733	1,542,209	64,082	515,150	208,486	76,304	83,175	3,839	50,985	237,358	8,751,664
Capital expenditure	4,249,718	172,853	31,524	-	33,952,563	127,550	146,074	-	52,401	136,065	256,824	39,125,572
Real estate properties development completed	4,775,131	-	19,301,428	-	-	-	-	-	-	-	-	24,076,559
Real estate properties under development	313,105,983	275,709,393	307,172,930	223,653,822	62,561,492	101,059,710	157,166,855	155,309,860	57,207,564	226,208,448	8,165,744	1,887,321,801
Real estate properties held for lease	42,511,937	4,487,714	23,416,217	-	-	-	-	-	-	-	716,714	71,132,582

Total long-lived assets	221,202,024	6,683,031	27,947,425	9,036,881	6,958,865	553,186	468,620	391,481	751,519	8,659,744	3,266,691	285,919,467
Total assets	1,064,084,941	457,041,948	655,880,819	206,485,216	346,527,256	135,047,439	110,988,357	128,502,762	19,201,186	162,538,391	262,584,869	3,548,883,184

December 31, 2016	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	Shaanxi	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	368,866,778	169,605,220	349,616,790	76,489,749	23,722,289	12,699,957	105,494,573	100,003,503	39,912,406	126,550,015	152,007,123	-	1,524,968,403
Real estate lease income	3,588,434	172,198	-	-	-	-	-	-	-	284,294	-	1,901,125	5,946,051
Real estate management services income	1,161,150	-	-	-	-	-	-	-	-	-	-	28,861,597	30,022,747
Other revenue	303,521	102,415	471	-	280,007	-	-	-	1,078	-	-	-	687,492

Total revenue	373,919,883	169,879,833	349,617,261	76,489,749	24,002,296	12,699,957	105,494,573	100,003,503	39,913,484	126,834,309	152,007,123	30,762,722	1,561,624,693
Cost of real estate sales	(252,522,117)	(142,763,272)	(273,738,274)	(58,762,806)	(30,743,520)	(8,544,624)	(75,514,694)	(89,067,765)	(22,837,517)	(91,274,052)	(128,803,285)	-	(1,174,571,926)
Cost of real estate lease income	(1,792,349)	(287,832)	(1,328,100)	-	-	-	-	-	-	(225,776)	-	(48,588)	(3,682,645)
Cost of real estate management services	(979,218)	-	-	-	-	-	-	-	-	-	-	(23,302,224)	(24,281,442)
Other costs	(525,052)	(100,695)	(69,971)	-	(404,649)	-	-	-	-	-	-	-	(1,100,367)

Total cost of revenue	(255,818,736)	(143,151,799)	(275,136,345)	(58,762,806)	(31,148,169)	(8,544,624)	(75,514,694)	(89,067,765)	(22,837,517)	(91,499,828)	(128,803,285)	(23,350,812)	(1,203,636,380)
Gross profit	118,101,147	26,728,034	74,480,916	17,726,943	(7,145,873)	4,155,333	29,979,879	10,935,738	17,075,967	35,334,481	23,203,838	7,411,910	357,988,313
Operating expenses	(41,459,159)	(8,682,365)	(12,234,106)	(3,329,524)	(38,841,455)	(4,028,044)	(6,372,468)	(3,120,707)	(16,533,371)	(10,239,653)	(11,002,123)	(22,786,372)	(178,629,347)

Operating income/(loss)	76,641,988	18,045,669	62,246,810	14,397,419	(45,987,328)	127,289	23,607,411	7,815,031	542,596	25,094,828	12,201,715	(15,374,462)	179,358,966
Interest income	18,611,346	974,322	262,675	71,673	246,892	18,809	91,757	83,756	123,642	92,040	-	339,655	20,916,567
Interest expense	(6,312,134)	-	-	-	-	-	-	-	-	-	(3,444,399)	(20,100,299)	(29,856,832)
Net realized gain on short-term investments	1,316,577	-	-	-	(1,742)	-	-	-	-	-	-	1,190,861	2,505,696
Share of (loss)/gain in an equity investee	(688,363)	-	-	-	-	-	-	-	-	-	-	363,751	(324,612)
Loss on extinguishment of debt	-	-	-	-	-	-	-	-	-	-	-	(12,123,750)	(12,123,750)
Exchange gains	461,627	-	-	-	(130,591)	-	-	-	-	-	-	127,923	458,959
Unrealized income on short-term investments	7,862	-	-	-		-	-	-	-	-	-	227,472	235,334
Other income	4,534,357	-	-	-		-	-	-	-	-	2,487	3,383	4,540,227

Income/(loss) before income taxes	94,573,260	19,019,991	62,509,485	14,469,092	(45,872,769)	146,098	23,699,168	7,898,787	666,238	25,186,868	8,759,803	(45,345,466)	165,710,555
Income tax expense	(13,089,933)	(11,666,859)	(28,647,951)	(5,223,645)	15,322,784	(556,388)	(13,925,672)	(3,089,750)	(3,217,994)	(12,955,165)	(8,388,686)	(808,616)	(86,247,875)

Net income/(loss)	81,483,327	7,353,132	33,861,534	9,245,447	(30,549,985)	(410,290)	9,773,496	4,809,037	(2,551,756)	12,231,703	371,117	(46,154,082)	79,462,680

Depreciation and amortization	5,477,178	411,694	1,442,768	61,572	454,728	208,161	82,330	77,851	8,278	106,653	106,407	250,763	8,688,383
Capital expenditure	5,257,710	57,511	19,302	11,035	744,844	28,005	13,599		1,029	8,593	25,770	294,134	6,461,532
Real estate properties development completed	39,369,770	2,309,387	94,008,195	-	52,671,437	-	-	91,307,299	-	-	197,513,164	-	477,179,252
Real estate properties under development	376,001,881	236,984,737	104,989,367	202,565,917	149,726,569	137,338,481	188,578,773	-	13,222,946	166,266,501	133,498,536	9,961,456	1,719,135,164
Real estate properties held for lease	38,584,030	5,604,196	20,648,238	-	-	-	-	-	-	94,413,043	-	624,427	159,873,934

Total long-lived assets	98,501,017	9,339,448	22,056,718	354,311	2,037,512	408,197	241,841	127,856	2,189,185	125,018,000	6,004,446	21,835,309	288,113,840
Total assets	1,371,127,748	370,315,900	354,089,481	222,100,489	283,695,245	207,361,083	276,147,610	109,047,209	97,995,395	356,256,758	409,269,847	162,152,194	4,219,558,959

December 31, 2017	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	Shaanxi	United States	Xinjiang	Zhuhai	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	886,207,602	252,186,589	284,388,321	79,054,170	540,766	87,304,257	133,499,073	973,450	38,646,991	63,283,292	98,476,295	-	-	-	1,924,560,806
Real estate lease income	3,567,372	183,530	-	-	-	-	6,071	209,186	-	3,832,764	-	-	19,659	914,217	8,732,799
Real estate management services income	1,505,932	-	-	-	-	-	-	-	-	356,429	-	-	-	39,875,958	41,738,319
Other revenue	508,891	52,893	21,184	87,307	-	11,396	118,391	5,046	74	-	307,793	761,502	-	830	1,875,307

Total revenue	891,789,797	252,423,012	284,409,505	79,141,477	540,766	87,315,653	133,623,535	1,187,682	38,647,065	67,472,485	98,784,088	761,502	19,659	40,791,005	1,976,907,231
Cost of real estate sales	(607,656,121)	(204,691,234)	(247,765,242)	(71,332,282)	(363,305)	(55,291,475)	(107,834,718)	(664,093)	(23,602,129)	(46,516,108)	(108,350,506)	-	-	-	(1,474,067,213)
Cost of real estate lease income	(2,170,672)	(348,420)	(3,353,579)	(158,879)	-	-	(174,601)	(332,094)	-	(4,420,100)	-	-	-	(47,777)	(11,006,122)
Cost of real estate management services	(935,942)	-	-	-	-	-	-	-	-	-	-	-	-	(30,710,506)	(31,646,448)
Other costs	(227,081)	(10,706)	(127,375)	-	(51,424)	(3,846)	(95,235)	-	-	-	-	-	(10,342)	(33,226)	(559,235)

Total cost of revenue	(610,989,816)	(205,050,360)	(251,246,196)	(71,491,161)	(414,729)	(55,295,321)	(108,104,554)	(996,187)	(23,602,129)	(50,936,208)	(108,350,506)	-	(10,342)	(30,791,509)	(1,517,279,018)
Gross profit	280,799,981	47,372,652	33,163,309	7,650,316	126,037	32,020,332	25,518,981	191,495	15,044,936	16,536,277	(9,566,418)	761,502	9,317	9,999,496	459,628,213
Operating expenses	(64,061,347)	(10,497,498)	(16,659,076)	(3,772,416)	(44,507,378)	(7,726,269)	(10,099,854)	(747,409)	(6,001,987)	(9,123,653)	(10,597,926)	(8,546,613)	(680,754)	(19,546,278)	(212,568,458)

Operating income/(loss)	216,738,634	36,875,154	16,504,233	3,877,900	(44,381,341)	24,294,063	15,419,127	(555,914)	9,042,949	7,412,624	(20,164,344)	(7,785,111)	(671,437)	(9,546,782)	247,059,755
Interest income	11,355,876	338,069	218,937	100,988	516,950	26,443	320,666	268,325	271,527	69,336	-	366	264	3,371,339	16,859,086
Interest expense	(18,393,523)	(362,759)	(1,829,665)	-	(5,056,962)	-	-	(2,100,301)	(1,214,368)	-	(3,570,310)	-	-	(33,625,552)	(66,153,440)
Net realized gain on short-term investments	3,110,564	-	7,395	-	9,077	-	-	-	-	-	-	-	-	4,746,951	7,873,987
Share of (loss)/gain in an equity investee	(1,062,499)	(974,405)	(2,818)	-	-	-	-	-	-	-	-	-	-	329,652	(1,710,070)
Loss on extinguishment of debt	-	-	-	-	-	-	-	-	-	-	-	-	-	(15,879,702)	(15,879,702)
Exchange gains	(362,736)	-	-	-	-	-	-	-	-	-	-	-	-	1,119,662	756,926
Unrealized income on short-term investments	151,003	-	-	-	-	-	-	-	-	-	-	-	-	1,944,976	2,095,979
Other income	2,326,004	-	-	-		-	-	-	-	-	6	-	-	-	2,326,010
					-
Income/(loss) before income taxes	213,863,323	35,876,059	14,898,082	3,978,888	(48,912,276)	24,320,506	15,739,793	(2,387,890)	8,100,108	7,481,960	(23,734,648)	(7,784,745)	(671,173)	(47,539,456)	193,228,531
Income tax benefit/(expense)	(77,985,230)	(11,359,619)	(6,913,466)	(812,628)	4,065,308	(10,189,683)	(2,560,610)	686,619	(1,713,343)	(840,827)	8,694,642	58,406	145,513	(14,392,208)	(113,117,126)

Net income/(loss)	135,878,093	24,516,440	7,984,616	3,166,260	(44,846,968)	14,130,823	13,179,183	(1,701,271)	6,386,765	6,641,133	(15,040,006)	(7,726,339)	(525,660)	(61,931,664)	80,111,405

Depreciation and amortization	5,597,930	416,607	3,445,463	218,043	767,841	148,453	185,123	68,648	9,836	1,766,074	232,618	-	38	870,852	13,727,526
Capital expenditure	5,756,237	11,636	13,725	22,550	2,960,195	1,361	21,262	-	20,322	9,571	257,643	-	392,779	294,575	9,761,856
Real estate properties development completed	49,708,034	82,128,992	13,625,012	146,791,480	52,675,024	97,350,745	49,346,740	90,003,702	-	127,107,105	131,656,359	-	-	-	840,393,193
Real estate properties under development	937,340,899	78,988,478	217,051,399	-	200,296,958	-	109,107,637	-	40,379,791	140,257,927	168,236,598	-	93,205,573	11,135,393	1,996,000,653
Real estate properties held for lease	53,783,548	5,633,936	38,824,172	23,503,438	-	-	50,422,065	4,578,302	-	100,574,370	-	-	-	613,482	277,933,313

Total long-lived assets	207,599,517	420,656,893	50,598,511	391,437,638	16,714,738	609,466	51,791,292	4,639,263	1,706,170	125,298,084	19,666,135	271,179	125,896	23,107,007	1,314,221,789
Total assets	2,715,305,431	693,368,606	459,080,321	584,350,518	296,118,475	108,984,575	266,196,168	103,055,884	98,249,020	440,219,180	354,473,170	2,124,744	93,723,704	169,184,474	6,384,434,270